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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09.30.2007
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York               10.15.2007
-------------------          ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                         ---------------------------
Form 13F Information Table Entry Total:              From 117 to 113
                                         ---------------------------
Form 13F Information Table Value Total:  From 3,875,194 to 4,075,849
                                         ---------------------------
                                               (thousands)

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   130744  1397140 SH       SOLE                                    1397140
AT&T Inc                       COM              00206R102   112309  2654429 SH       SOLE                   355000           2299429
Acer Inc                       COM              6005850        323   183750 SH       SOLE                   183750
African Bank Investments       COM              S01035112      143    31500 SH       SOLE                    31500
Allied Capital Corp.           COM              01903Q108    11187   380650 SH       SOLE                   380650
Altria Group Inc               COM              02209S103    10527   151400 SH       SOLE                   151400
American Int'l Grp             COM              026874107   120248  1777500 SH       SOLE                                    1777500
Archer Daniels                 COM              039483102    31810   961600 SH       SOLE                                     961600
Arrow Electronics              COM              042735100    44166  1038702 SH       SOLE                                    1038702
Ascendas Real Estate Investmen COM              Y0205X103      281   153000 SH       SOLE                   153000
B.A.T. Industries              COM              110448107      947    13150 SH       SOLE                    13150
Bank of America                COM              060505104   119793  2383000 SH       SOLE                   269900           2113100
Berjaya Sports Toto            COM              Y0849N107      631   430000 SH       SOLE                   430000
Borg Warner Inc.               COM              099724106    95819  1046860 SH       SOLE                                    1046860
Bristol Meyers                 COM              110122108    16332   566700 SH       SOLE                   566700
British American Tobacco Malay COM              Y73286117      276    22800 SH       SOLE                    22800
Bunge LTD                      COM              G16962105   140910  1311400 SH       SOLE                                    1311400
Calloway Real Estate Investmen COM              131253205      513    20750 SH       SOLE                    20750
Canadian National              COM              136375102    44541   781420 SH       SOLE                                     781420
Canadian Pacific Ltd           COM              13645T100    22957   326600 SH       SOLE                                     326600
Chevron Corp                   COM              166764100    17032   182000 SH       SOLE                   182000
Chubb Corp                     COM              171232101    63258  1179300 SH       SOLE                                    1179300
Citigroup, Inc.                COM              172967101    48254  1033930 SH       SOLE                                    1033930
ConocoPhilips                  COM              20825C104   128826  1467770 SH       SOLE                                    1467770
Corio NV                       COM              N2273C104      350     4100 SH       SOLE                     4100
Deutsche Lufthansa             COM              D1908N106      828    28750 SH       SOLE                    28750
Devon                          COM              25179M103   126825  1524340 SH       SOLE                                    1524340
Discover Financial Service     COM              254709108    13857   666200 SH       SOLE                                     666200
Dow Chemical                   COM              260543103    13687   317850 SH       SOLE                   317850
Enerplus Resourses Fund        COM              29274D604      425     9000 SH       SOLE                     9000
Equigold NL                    COM              006319959       75    32400 SH       SOLE                    32400
Eurocommercial Properties      COM              N31065142      661    11900 SH       SOLE                    11900
FedEx Corp.                    COM              31428X106    97878   934400 SH       SOLE                                     934400
General Electric               COM              369604103    75177  1815880 SH       SOLE                   392700           1423180
General Mills                  COM              370334104    98723  1701830 SH       SOLE                                    1701830
Genuine Parts Co.              COM              372460105    12885   257700 SH       SOLE                   257700
HCP Inc                        COM              40414L109    14926   450000 SH       SOLE                   450000
HJ Heinz CO                    COM              423074103    13460   291350 SH       SOLE                   291350
Health Care Reit Incorporated  COM              42217K106    14820   335000 SH       SOLE                   335000
Hewlett Packard                COM              428236103   110752  2224380 SH       SOLE                                    2224380
Home Depot                     COM              437076102    41840  1289770 SH       SOLE                                    1289770
Hopewell Holdings Ltd          COM              Y37129148      263    55000 SH       SOLE                    55000
IOI Properties Berhad          COM              Y41762108      338    90700 SH       SOLE                    90700
JP Morgan Chase                COM              46625H100   125904  2747800 SH       SOLE                   317650           2430150
Johnson & Johnson              COM              478160104   119804  1823500 SH       SOLE                                    1823500

KT&G Corp - LOCAL              COM              Y49904108     1013    12945 SH       SOLE                    12945
Kimberly Clark                 COM              494368103   138056  1964930 SH       SOLE                   200950           1763980
Kraft Foods Inc.               COM              50075N104    99811  2892232 SH       SOLE                   416132           2476100
Lite-On Tech                   COM              6519481        314   200831 SH       SOLE                   200831
Merrill Lynch & Co.            COM              590188108    86359  1211550 SH       SOLE                                    1211550
Metlife Inc.                   COM              59156R108   126287  1811090 SH       SOLE                                    1811090
Morgan Stanley,Dean Witter,Dis COM              617446448   107604  1708000 SH       SOLE                                    1708000
Nintendo Co Ltd                COM              J51699106      990     1900 SH       SOLE                     1900
PPG Industries Inc.            COM              693506107    13599   180000 SH       SOLE                   180000
PT Int'l Nickel Indonesia      COM              Y39128130      139    20000 SH       SOLE                    20000
Parkway Holdings               COM              V71793109      151    53000 SH       SOLE                    53000
Petra Foods Ltd                COM              Y6804G102      189   174000 SH       SOLE                   174000
Pfizer Inc.                    COM              717081103   106731  4368870 SH       SOLE                   305500           4063370
Philippine Long Distance Telec COM              718252604      540     8400 SH       SOLE                     8400
Pretoria Portland and Cement   COM              S63820112      418    60180 SH       SOLE                    60180
Primaris Retail Real Estate In COM              74157U109      596    31950 SH       SOLE                    31950
RWE AG - LOCAL                 COM              D6629K109      493     3930 SH       SOLE                     3930
Raffles Medical Group          COM              Y7174H100      809   794900 SH       SOLE                   794900
Raytheon Co.(New)              COM              755111507   131601  2062060 SH       SOLE                                    2062060
Riocan Real Estate Investment  COM              766910103      437    17400 SH       SOLE                    17400
Road King Infrastructure       COM              G76058109      401   190000 SH       SOLE                   190000
Rojana Indus Park - Foreign    COM              Y7323X147       14    27000 SH       SOLE                    27000
Rotary Engineering LTD         COM              Y7326V106      636   660000 SH       SOLE                   660000
Siliconware Precision          COM              827084864      849    70127 SH       SOLE                    70127
Singapore Technologies         COM              Y7996W103      788   300000 SH       SOLE                   300000
Singapore Telecom - Local      COM              Y79985209       84    30000 SH       SOLE                    30000
St. George Bank Ltd            COM              Q8757F106      920    29350 SH       SOLE                    29350
Tat Hong Holdings Ltd          COM              Y8548U124      786   484000 SH       SOLE                   484000
Telenor ASA LOCAL              COM              R21882106      503    25200 SH       SOLE                    25200
Tongaat-Hulett Grp             COM              S85920130      236    15865 SH       SOLE                    15865
Tsakos Energy Navigation Ltd A COM              G9108L108      313     4450 SH       SOLE                     4450
Unicredito Italiano SpA        COM              T95132105      128    15000 SH       SOLE                    15000
United Tech Corp               COM              913017109   130062  1616080 SH       SOLE                                    1616080
Verizon                        COM              92343V104   114847  2593650 SH       SOLE                   372950           2220700
Vermillion Energy Trust Unit   COM              923728109      510    13900 SH       SOLE                    13900
Weyerhaeuser & Co              COM              962166104    51279   709250 SH       SOLE                    83250            626000
ABN Amro Holding               ADR              000937102      745    14200 SH       SOLE                    14200
Aluminum Corp China Ltd        ADR              022276109      319     4550 SH       SOLE                     4550
Anglo American plc             ADR              03485P201    16273   486481 SH       SOLE                     3300            483181
Australia & New Zealand Bkg AD ADR              052528304      719     5500 SH       SOLE                     5500
BP Amoco PLC                   ADR              055622104    11762   169600 SH       SOLE                   169600
Cemex S.A.B DE                 ADR              151290889    78385  2619809 SH       SOLE                   208413           2411396
Companhia Energetica de Minas  ADR              204409601    14091   660610 SH       SOLE                   660610
Companhia Siderurgica NACL ADR ADR              20440W105      751    10650 SH       SOLE                    10650
Diageo PLC ADR                 ADR              25243Q205   126524  1442200 SH       SOLE                   178050           1264150
Eni SPA                        ADR              26874R108      892    12100 SH       SOLE                    12100
Ente Nazionale per l'Energia E ADR              29265W108    14149   251000 SH       SOLE                   251000
France Telecom                 ADR              35177Q105      607    18150 SH       SOLE                    18150
GlaxoSmithkline - ADR          ADR              37733W105    84274  1584090 SH       SOLE                    50450           1533640
HSBC Holdings                  ADR              404280406      259     2800 SH       SOLE                     2800
ING Group                      ADR              456837103    12777   288350 SH       SOLE                   288350

Icici Bank - ADR               ADR              45104G104    38520   730650 SH       SOLE                                     730650
Kimberly Clark of Mex          ADR              494386204      592    26850 SH       SOLE                    26850
Lloyd's Tsb Grp                ADR              539439109     5420   121909 SH       SOLE                   121909
Nestles SA ADR                 ADR              641069406   126385  1129450 SH       SOLE                     8350           1121100
Nokia Sponsored ADR            ADR              654902204   115481  3044580 SH       SOLE                    43800           3000780
O A O Gazprom                  ADR              368287207    59884  1361000 SH       SOLE                                    1361000
Petrochina Co. Ltd - ADR       ADR              71646E100    19548   105600 SH       SOLE                   105600
Petroleo Brasileiro            ADR              71654V408      774    10250 SH       SOLE                    10250
Sadia SA                       ADR              786326108      331     5950 SH       SOLE                     5950
Siemens AG - Germany           ADR              826197501      460     3350 SH       SOLE                     3350
Singapore Telecom ADR          ADR              82929R304      661    24750 SH       SOLE                    24750
Uniao de Bancos Brasileiros    ADR              90458E107      579     4400 SH       SOLE                     4400
Unilever NV                    ADR              904784709   148673  4819230 SH       SOLE                   532800           4286430
United Overseas Bank Sponsored ADR              911271302      592    19950 SH       SOLE                    19950
Vodafone Group PLC             ADR              92857W209    19150   527550 SH       SOLE                   527550
Volvo Aktiebolaget             ADR              928856400      252    14500 SH       SOLE                    14500
Ford Motor Cap Tr II           PFD              345395206    12223   323800 SH       SOLE                   323800